Schedule II. Valuation and Qualifying Accounts and Reserves (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Refund liabilities [member]
Disclosure Of Detailed Information About Valuation and Qualifying Accounts and Reserves [Line Items]
Balance at beginning of period	¥ 7,989	¥ 8,071	¥ 6,678
Charged to costs and expenses	0
Charged to revenue	54,159	48,375	46,019
Deductions	(54,663)	(48,349)	(44,826)
Translation adjustments	56	(108)	200
Balance at ending of period	7,541	7,989	8,071
Provision [Member]
Disclosure Of Detailed Information About Valuation and Qualifying Accounts and Reserves [Line Items]
Balance at beginning of period	205
Charged to costs and expenses	987	205
Deductions	(92)
Balance at ending of period	1,100	205
Inventory valuation allowance [member]
Disclosure Of Detailed Information About Valuation and Qualifying Accounts and Reserves [Line Items]
Balance at beginning of period	4,863	3,946	4,806
Charged to costs and expenses	5,456	4,650	3,945
Deductions	(4,629)	(3,712)	(4,825)
Translation adjustments	8	(21)	20
Balance at ending of period	¥ 5,698	¥ 4,863	¥ 3,946